Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Change from Base to Probability-Weighted ECL) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 391	$ 399
Expected credit loss rate	5.30%	5.60%
Probability weighted method [member]
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Probability-weighted ECLs	$ 7,770	$ 7,584
Base Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 7,379	$ 7,185